UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

May 31, 2019

CFS-QTLY-0719
1.802199.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 32.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.62% 6/7/19, VRDN (a)(b)	$7,161	$7,161
West Jefferson Indl. Dev. Series 2008, 1.52% 6/7/19, VRDN (a)	4,000	4,000
		11,161
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.62% 6/7/19, VRDN (a)(b)	2,600	2,600
Series 2002, 1.63% 6/7/19, VRDN (a)(b)	4,500	4,500
		7,100
California - 28.2%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.43% 6/7/19, LOC BNP Paribas SA, VRDN (a)(b)	3,550	3,550
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Recology, Inc. Proj.) Series 2010 A, 1.37% 6/7/19, LOC Bank of America NA, VRDN (a)	4,395	4,395
(Recology, Inc. Proj.) Series 2018 A, 1.42% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	52,820	52,820
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.53% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	500	500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.75% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Series 2001 W2, 1.75% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,000	17,000
Series 2001 W3, 1.75% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,300	6,300
(Maple Square Apt. Proj.) Series AA, 1.37% 6/7/19, LOC Citibank NA, VRDN (a)(b)	455	455
(Terraces at Park Marino Proj.) Series I, 1.49% 6/7/19, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.37% 6/7/19, LOC Citibank NA, VRDN (a)(b)	6,530	6,530
(Westgate Pasadena Apts. Proj.) Series 2013 B, 1.69% 6/7/19 (ERP Operating LP Guaranteed), VRDN (a)(b)	22,125	22,125
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.32% 6/7/19, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.37% 6/7/19, LOC Citibank NA, VRDN (a)(b)	2,300	2,300
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 1.65% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	930	930
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 1.37% 6/7/19, LOC Citibank NA, VRDN (a)(b)	5,576	5,576
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.48% 6/7/19, LOC Citibank NA, VRDN (a)(b)	5,400	5,400
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.4% 6/7/19, LOC Citibank NA, VRDN (a)(b)	750	750
(Mission Creek Cmnty. Proj.) Series B, 1.37% 6/7/19, LOC Citibank NA, VRDN (a)(b)	4,435	4,435
(Ocean Beach Apts. Proj.) Series B, 1.31% 6/7/19, LOC Citibank NA, VRDN (a)(b)	4,200	4,200
Series 2000 G, 1.31% 6/7/19, LOC Citibank NA, VRDN (a)(b)	6,090	6,090
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.49% 6/7/19, LOC Citibank NA, VRDN (a)(b)	5,550	5,550
(El Paseo Apts. Proj.) Series 2002 B, 1.49% 6/7/19, LOC Citibank NA, VRDN (a)(b)	3,845	3,845
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.53% 6/7/19, LOC MUFG Union Bank NA, VRDN (a)(b)	9,785	9,785
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 1.36% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Vizcaya Apts. Proj.) Series B, 1.36% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	20,095	20,095
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 1.36% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Jose Multi-family Hsg. Rev.:
(Las Ventanas Apts. Proj.) Series 2008 B, 1.3% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	25,900	25,900
(Trestles Apts. Proj.) Series 2004 A, 1.35% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 1.47% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 1.29% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(The Belmont Proj.) Series 2005 F, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./Phase II Proj.) Series J, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	14,130	14,130
(Vista Del Monte Proj.) Series QQ, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	11,450	11,450
(Wilshire Court Proj.):
Series AAA, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.49% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	17,800	17,800
(Wood Canyon Villas Proj.) Series 2001 E, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.37% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	3,445	3,445
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.49% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	16,500	16,500
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.36% 6/7/19, LOC Fannie Mae, VRDN(a)(b)	7,575	7,575
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	20,095	20,095
(Shaffer Road Apts. Proj.) Series A, 1.36% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		527,831
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.65% 6/7/19, VRDN (a)(b)	4,350	4,350
Series 2003 B, 1.57% 6/7/19, VRDN (a)(b)	2,770	2,770
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.51% 6/7/19, VRDN (a)	3,875	3,875
Series I, 1.51% 6/7/19, VRDN (a)	3,100	3,100
		14,095
Kansas - 0.4%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.7% 6/7/19, VRDN (a)	4,740	4,740
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.75% 6/7/19, VRDN (a)	2,200	2,200
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	500	500
		7,440
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.5% 6/7/19, VRDN (a)(b)	6,000	6,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (a)	2,100	2,100
Series 2010 B1, 1.6% 6/7/19, VRDN (a)	2,450	2,450
		4,550
Nebraska - 0.0%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.62% 6/7/19, VRDN (a)(b)	300	300
Series 1998, 1.62% 6/7/19, VRDN (a)(b)	300	300
		600
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.63% 6/7/19, VRDN (a)(b)	1,200	1,200
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.62% 6/7/19, VRDN (a)(b)	300	300
Series A, 1.55% 6/7/19, VRDN (a)(b)	500	500
		800
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.62% 6/7/19, VRDN (a)(b)	200	200
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.62% 6/7/19, VRDN (a)(b)	3,450	3,450
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.59% 6/7/19, VRDN (a)(b)	7,500	7,500
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.56% 6/7/19, VRDN (a)(b)	12,600	12,600
		20,100
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.55% 6/7/19, VRDN (a)(b)	900	900
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $605,427)		605,427

Tender Option Bond - 41.3%
California - 41.2%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	3,800	3,800
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,495	3,495
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,200	3,200
Anaheim Elementary School District Participating VRDN Series Floaters XM 07 40, 1.4% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,620	2,620
California Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XM 07 34, 1.4% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	3,500	3,500
Series MS 3346, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,330	9,330
Series XF 24 00, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF0129, 1.38% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	2,100	2,100
Series 15 XF2161, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,220	1,220
Series DB XF 1041, 1.38% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	3,120	3,120
Series Spears DB 80 17, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,100	1,100
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	300	300
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,995	7,995
Series DB 15 XF 0234, 1.38% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	5,700	5,700
Series Floaters 013, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	14,445	14,445
Series Floaters XF 06 22, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,490	2,490
Series Floaters XF 06 33, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	9,040	9,040
Series Floaters XF 26 98, 1.4% 6/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	2,200	2,200
Series Floaters XG 01 25, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	13,700	13,700
Series Floaters XL 00 45, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,600	1,600
Series Floaters XM 06 96, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000	1,000
Series MS 3239, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	22,800	22,800
Series MS 3267, 1.45% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	27,375	27,375
Series MS 3301, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,330	7,330
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series Floaters XF 07 48, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(e)	2,200	2,200
California Muni. Fin. Auth. Rev. Participating VRDN:
Series Floaters XG 02 30, 1.5% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	3,740	3,740
Series Floaters XL 00 59, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,370	1,370
California State Univ. Rev. Participating VRDN Series Floaters ZF 06 73, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,040	1,040
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,530	4,530
1.54% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	13,550	13,550
Series Floaters XG 01 82, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,900	2,900
Series XF 23 59, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,925	5,925
Central Union High School District Participating VRDN Series Floaters XF 07 59, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,320	2,320
Chaffey Unified High School District Participating VRDN Series Floaters ZM 05 85, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,000	2,000
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	4,690	4,690
Dignity Health Participating VRDN:
Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	51,930	51,930
Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	21,800	21,800
Dublin Unified School District Participating VRDN Series Solar 0062, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,215	7,215
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.39% 6/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	21,700	21,700
Series MS 3250, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,575	5,575
Elk Grove Unified School District Participating VRDN Series Solar 17 0033, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,440	3,440
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,635	3,635
Foothill-De Anza Cmnty. College District Participating VRDN:
Series 15 ZF2116, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,500	7,500
Series MS 3268 X, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000	5,000
Series MS 3288, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,400	8,400
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,425	3,425
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 1.57% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	700	700
Fresno Unified School District Participating VRDN Series Floaters 05 75, 1.57% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200	1,200
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.62% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1.45% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	14,375	14,375
Grossmont Union High School District Participating VRDN Series Floaters ZF 03 62, 1.52% 6/7/19 (Liquidity Facility JPMorgan Chase Bank)(a)(d)(e)	905	905
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.44% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	750	750
Huntington Beach City Participating VRDN Series Solar 17 0029, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,280	3,280
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,700	1,700
Long Beach Cmnty. College Participating VRDN Series Floaters XF 07 80, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,400	2,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,645	4,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 1.47% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	6,520	6,520
Series Floaters XF 07 52, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	3,975	3,975
Series Floaters XF 27 24, 1.47% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	20,275	20,275
Series Floaters XG 02 32, 1.47% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	9,525	9,525
Series Floaters XX 10 28, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	13,665	13,665
Series Floaters ZF 06 13, 1.47% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,245	2,245
Series Floaters ZM 01 17, 1.48% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	7,645	7,645
Series Floaters ZM 05 95, 1.47% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	2,500	2,500
Series ZM 04 73, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	2,505	2,505
Series ZM 04 87, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	1,470	1,470
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XM 03 79, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,630	5,630
Series MS 3289, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,335	7,335
Series MS 3345, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	15,475	15,475
Series XG 0110, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,770	9,770
Series MS 3403, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,975	8,975
Los Angeles Hbr. Dept. Rev. Participating VRDN Series 15 ZF0158, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XM 02 49, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,500	2,500
Series Floaters XM 02 50, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,700	3,700
Series Floaters XM 07 03, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,890	2,890
Series Floaters ZM 05 90, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,775	1,775
Series Floaters ZM 05 91, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,640	3,640
Series Floaters ZM 05 92, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,325	1,325
Oakland Gen. Oblig. Participating VRDN Series Solar 0046, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,755	7,755
Ontario Montclair School District Participating VRDN Series Floaters XF 28 05, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,700	1,700
Palomar Cmnty. College District Participating VRDN Series Floaters XF 07 78, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200	1,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	3,250	3,250
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,900	3,900
San Diego Cmnty. College District Participating VRDN Series XM 0149, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,700	2,700
San Diego County Wtr. Auth. Rev. Participating VRDN Series Floaters ZF 03 57, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,300	2,300
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,700	1,700
Series Floaters XF 07 55, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,300	3,300
Series MS 3330, 1.45% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	5,940	5,940
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	103,005	103,005
Series Floaters XF 07 54, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	20,450	20,450
Series Floaters XL 01 01, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	24,810	24,810
Series Floaters XM 07 26, 1.47% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	12,450	12,450
San Mateo Unified School District Participating VRDN Series Floaters XF 07 68, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,400	1,400
Santa Ana Unified School District Participating VRDN Series Floaters XL 01 06, 1.5% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,920	1,920
Santa Clara Unified School District Participating VRDN Series Floaters XG 02 33, 1.43% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,600	3,600
South San Francisco Calif District Participating VRDN Series 2016, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	5,770	5,770
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000	2,000
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,935	4,935
Series Floaters ZF 06 29, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,000	5,000
Series Floaters ZM 06 60, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,500	1,500
Series MS 3396, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,830	7,830
Yosemite Cmnty. College District Participating VRDN Series Floaters XF 07 72, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,410	1,410
		770,845
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	195	195
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	300	300
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	300	300
Texas - 0.1%
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	300	300
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	800	800
		1,100
TOTAL TENDER OPTION BOND
(Cost $772,740)		772,740

Other Municipal Security - 23.2%
California - 22.6%
California Gen. Oblig.:
Series A1, 1.73% 6/12/19, LOC Wells Fargo Bank NA, CP	3,695	3,695
Series A6:
1.35% 8/6/19, LOC Bank of America NA, CP	5,700	5,700
1.8% 6/3/19, LOC Bank of America NA, CP	9,100	9,100
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 12/27/19 (a)(g)	51,900	51,900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	150,545	150,545
Series 2010 B, SIFMA Municipal Swap Index + 0.000% 1.52%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	117,745	117,745
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series A2, 1.58% 8/5/19 (Liquidity Facility Bank of America NA), CP	5,200	5,200
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A, 1.65% 6/6/19, LOC Bank of The West San Francisco, CP	1,200	1,200
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE, 1.82% 6/4/19, LOC Citibank NA, CP	6,100	6,100
Los Angeles Gen. Oblig. TRAN Series 2018, 4% 6/27/19	19,225	19,256
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2009 A2:
1.45% 6/19/19, LOC Bank of America NA, CP	2,200	2,200
1.9% 6/3/19, LOC Bank of America NA, CP	5,300	5,300
Series 2011 A3:
1.44% 6/6/19, LOC Bank of The West San Francisco, CP	10,500	10,500
1.47% 6/19/19, LOC Bank of The West San Francisco, CP	2,200	2,200
Series 2013 A4, 1.45% 6/19/19, LOC U.S. Bank NA, Cincinnati, CP	4,300	4,300
Series A1, 1.45% 6/19/19, LOC Wells Fargo Bank NA, CP	5,250	5,250
Riverside County Gen. Oblig. TRAN Series 2018, 4% 6/28/19	1,555	1,558
Sacramento Muni. Util. District Elec. Rev. Series M1, 1.9% 6/5/19, LOC Bank of America NA, CP	2,500	2,500
San Diego Unified School District TRAN Series A, 4% 6/28/19	100	100
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.69% 7/30/19, LOC Sumitomo Mitsui Banking Corp., CP	19,000	19,000
Santa Cruz Gen. Oblig. TRAN Series 2018, 4% 7/1/19	540	541
		423,890
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	1,200	1,200
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.7% tender 6/24/19, CP mode	900	900
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 1.84% tender 8/7/19, CP mode	300	300
Series A1:
2.25% tender 6/4/19, CP mode (b)	5,800	5,800
2.3% tender 6/4/19, CP mode (b)	600	600
		6,700
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	2,200	2,200
TOTAL OTHER MUNICIPAL SECURITY
(Cost $434,890)		434,890
	Shares (000s)	Value (000s)

Investment Company - 3.0%
Fidelity Municipal Cash Central Fund, 2.34% (h)(i)
(Cost $56,825)	56,819	56,825
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,869,882)		1,869,882
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,247
NET ASSETS - 100%		$1,873,129

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,020,000 or 2.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,475,000 or 3.6% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 10/16/17	$14,445
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 5/16/19	$51,930
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/25/19 - 4/5/19	$800
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/4/19	$300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$134
Total	$134

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

May 31, 2019

SCM-QTLY-0719
1.802200.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 22.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.52% 6/7/19, VRDN (a)	$2,600	$2,600
West Jefferson Indl. Dev. Series 2008, 1.52% 6/7/19, VRDN (a)	3,900	3,900
		6,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 6/7/19, VRDN (a)	1,150	1,150
California - 20.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2007 A2, 0.9% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	200	200
Series 2008 F1, 0.93% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	20,800	20,800
California Gen. Oblig.:
Series 2004 A4, 1.21% 6/3/19, LOC Citibank NA, VRDN (a)	14,300	14,300
Series 2004 A7, 1.03% 6/7/19, LOC Citibank NA, VRDN (a)	2,850	2,850
Series 2005 A2-1, 1.08% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,800	14,800
Series 2005 B1, 0.97% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	45,000	45,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 1.3% 6/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	57,900	57,900
Series 2005 H, 1.11% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	39,140	39,140
Series 2005 I, 1.3% 6/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	51,300	51,300
Series 2009 H, 1.2% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 1.05% 6/7/19, VRDN (a)	1,200	1,200
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 1.29% 6/3/19, VRDN (a)	5,500	5,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 1.37% 6/7/19, LOC Bank of America NA, VRDN (a)	76,405	76,405
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.45% 6/3/19 (Chevron Corp. Guaranteed), VRDN (a)	3,000	3,000
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 1.2% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,980	1,980
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 1.12% 6/7/19, LOC MUFG Union Bank NA, VRDN (a)	1,000	1,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 1.23% 6/3/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,000	13,000
Irvine Unified School District Cmnty. Facilities District:
Series 2014 B, 1.2% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,400	5,400
Series 2014 C, 1.23% 6/3/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,500	1,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B1, 1.02% 6/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,400	6,400
Series 2001 B5, 1% 6/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	9,000	9,000
Series 2001 B7, 1.02% 6/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,200	3,200
Series 2002 A5, 1.25% 6/3/19 (Liquidity Facility Bank of America NA), VRDN (a)	11,300	11,300
Series 2002 A6, 1.3% 6/3/19 (Liquidity Facility Bank of America NA), VRDN (a)	7,255	7,255
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.23% 6/7/19, LOC Bank of America NA, VRDN (a)	42,565	42,565
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 1.01% 6/7/19, LOC Citibank NA, VRDN (a)	5,450	5,450
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 1.11% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	3,685	3,685
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 1.19% 6/7/19, LOC Bank of America NA, VRDN (a)	3,125	3,125
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.12% 6/7/19, LOC Bank of America NA, VRDN (a)	35,800	35,800
Riverside Elec. Rev. Series 2008 C, 1.13% 6/7/19, LOC Barclays Bank PLC, VRDN (a)	2,060	2,060
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.25% 6/7/19, LOC Bank of America NA, VRDN (a)	31,080	31,080
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 1.1% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	26,000	26,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series, 1.1% 6/7/19, LOC MUFG Union Bank NA, VRDN (a)	29,915	29,915
Series 2018 C, 1.05% 6/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	44,640	44,640
San Francisco City & County Multi-family Hsg. Rev.:
Series 2017 B1, 1.09% 6/7/19, LOC Bank of America NA, VRDN (a)	14,520	14,520
Series 2017 B2, 1.09% 6/7/19, LOC Bank of America NA, VRDN (a)	7,200	7,200
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.11% 6/7/19, LOC Bank of America NA, VRDN (a)	32,920	32,920
Santa Clara Valley Trans. Auth. Series 2008 A, 1.06% 6/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	29,970	29,970
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 1.23% 6/3/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,610	7,610
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.31% 6/7/19, LOC Bank of America NA, VRDN (a)	1,325	1,325
Whittier Health Facilities Rev. Series 2009 A, 1.16% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,130	9,130
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 1.39% 6/7/19, LOC Freddie Mac, VRDN (a)	41,100	41,100
(Promenade Towers Proj.) Series 2000, 1.17% 6/7/19, LOC Freddie Mac, VRDN (a)	15,380	15,380
FNMA Fresno Multi-family Hsg. Rev. (Heron Pointe Apts. Proj.) Series 2001 A, 1.27% 6/7/19, LOC Fannie Mae, VRDN (a)	4,750	4,750
		782,155
Connecticut - 0.0%
Connecticut Gen. Oblig. Series 2016 C, 1.48% 6/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	480	480
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.6% 6/7/19, VRDN (a)	600	600
Series 1999 A, 1.6% 6/7/19, VRDN (a)	800	800
		1,400
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.51% 6/7/19, VRDN (a)	3,900	3,900
Series I, 1.51% 6/7/19, VRDN (a)	2,100	2,100
		6,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.75% 6/7/19, VRDN (a)	1,000	1,000
Series 2007 B, 1.75% 6/7/19, VRDN (a)	2,700	2,700
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	900	900
(Western Resources, Inc. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	6,800	6,800
		11,400
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (a)	12,850	12,850
Series 2010 B1, 1.6% 6/7/19, VRDN (a)	6,750	6,750
		19,600
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.57% 6/7/19, VRDN (a)	12,000	12,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.5% 6/7/19, VRDN (a)	1,900	1,900
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.6% 6/7/19, VRDN (a)	900	900
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.5% 6/7/19, VRDN (a)	1,500	1,500
Series 1992 B, 1.5% 6/7/19, VRDN (a)	500	500
Series 1994, 1.6% 6/7/19, VRDN (a)	800	800
		5,600
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $846,285)		846,285

Tender Option Bond - 39.2%
California - 38.3%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,300	4,300
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,370	1,370
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,875	3,875
Anaheim Elementary School District Participating VRDN Series Floaters XM 07 40, 1.4% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,900	4,900
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 17 XX 1045, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	13,335	13,335
Series XF 10 44, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,100	4,100
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,000	4,000
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 71, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	9,900	9,900
Series Floaters XM 07 34, 1.4% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	6,500	6,500
Series XF 24 00, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,750	6,750
Series 15 XF0129, 1.38% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	3,800	3,800
Series 15 XF2171, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	11,240	11,240
Series 2017 XF 2414, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Series 2017 XG 0115, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,300	5,300
Series DB XF 1041, 1.38% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	9,675	9,675
Series Floaters G 80, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters G1, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Series Floaters G2, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters G68, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XF 10 38, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	13,535	13,535
Series Floaters XF 23 72, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,200	4,200
Series Floaters XM 06 93, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,225	2,225
Series Floaters XM 07 05, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,500	7,500
Series Floaters YX 10 84, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
Series Floaters YX 10 90, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,825	2,825
Series Floaters ZF 27 10, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,490	5,490
Series Floaters ZM 06 04, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series Floaters ZM 06 05, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,000	2,000
Series Floaters ZM 06 08, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,575	4,575
Series RBC G 52, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Spears DB 80 18, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,920	5,920
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,500	4,500
California Health Facilities Fing. Auth. Rev.:
Bonds Series Floaters G 44, 1.57%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,500	2,500
Participating VRDN:
Series 15 XF0120, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,600	16,600
Series 15 XF0131, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	15,235	15,235
Series 16 ZF0212, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,935	2,935
Series 16 ZF0426, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,280	4,280
Series 2015 ZF0213, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Series 2017 XF 2048, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,700	2,700
Series 2017 XF 2417, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	15,375	15,375
Series 2017, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,030	17,030
Series DB 15 XF 0234, 1.38% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	11,865	11,865
Series Floaters 013, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	23,980	23,980
Series Floaters XF 05 23, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,625	5,625
Series Floaters XF 06 08, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	8,165	8,165
Series Floaters XF 06 22, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,405	9,405
Series Floaters XF 06 33, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,000	9,000
Series Floaters XF 07 62, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,300	2,300
Series Floaters XF 24 67, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	20,000	20,000
Series Floaters XF 24 71, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
Series Floaters XF 25 95, 1.37% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,200	7,200
Series Floaters XF 26 98, 1.4% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,600	2,600
Series Floaters XG 01 04, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	500	500
Series Floaters XG 01 20, 1.39% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	29,700	29,700
Series Floaters XG 01 25, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,755	6,755
Series Floaters XG 01 28, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,665	2,665
Series Floaters XG 01 41, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,925	7,925
Series Floaters XG 01 44, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	16,000	16,000
Series Floaters XL 00 45, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,840	1,840
Series Floaters XM 03 01, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,000	8,000
Series Floaters XM 06 96, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,295	1,295
Series Floaters ZF 26 33, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,345	7,345
Series Floaters ZM 05 02, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Series Floaters ZM 05 43, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series MS 3239, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,200	2,200
Series MS 3267, 1.45% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	6,000	6,000
Series MS 3389, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series TD 0036, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,105	7,105
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series Floaters XF 07 48, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	3,715	3,715
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200	1,200
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,675	7,675
Series Floaters ZF 06 73, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,200	1,200
Series Floaters ZF 25 72, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,890	4,890
Series Floaters ZF 26 24, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Series Floaters ZF 26 60, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,625	17,625
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,800	1,800
1.54% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,200	5,200
Series ROC II R 14001, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,375	2,375
Series XF 23 59, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	825	825
Central Union High School District Participating VRDN Series Floaters XF 07 59, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,300	4,300
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,800	5,800
Series Floaters ZM 05 85, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,750	1,750
Coast Cmnty. College District Participating VRDN:
Series Floaters G7, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XM 06 89, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,705	5,705
Corona-Norco Unified School District Participating VRDN Series RBC G 64, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Culver City California Unified School District Participating VRDN Series Solar 17 10, 1.4% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	17,720	17,720
Dignity Health Participating VRDN:
Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	78,285	78,285
Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	31,900	31,900
Dublin Unified School District Participating VRDN Series Solar 0062, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	17,030	17,030
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,100	10,100
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series Floaters ZM 05 98, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series Floaters ZM 06 03, 1.37% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,750	6,750
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 1.37% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,400	2,400
Series Floaters ZF 27 08, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,055	9,055
Series Floaters ZM 05 10, 1.39% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,575	3,575
Elk Grove Unified School District Participating VRDN:
Series Floaters XG 01 27, 1.43% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,100	2,100
Series Floaters XM 07 36, 1.4% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,370	3,370
Series Solar 17 0033, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	5,800	5,800
Escondido Participating VRDN Series Floaters G 77, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,375	5,375
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.42% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900	1,900
Folsom Cordova Unified School District Participating VRDN Series XF 25 64, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3288, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,725	1,725
Series ROC II R 14066, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,500	3,500
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 1.57% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300	1,300
Fresno Unified School District Participating VRDN:
Series Floaters 05 75, 1.57% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,150	2,150
Series Floaters XF 07 70, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	6,650	6,650
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.62% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,370	1,370
Grossmont Union High School District Participating VRDN Series Floaters ZF 03 62, 1.52% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.43% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Series Floaters XG 01 88, 1.43% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
Series Floaters ZF 26 61, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	15,110	15,110
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.44% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	500	500
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Huntington Beach City Participating VRDN Series Solar 17 0029, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	6,000	6,000
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,525	1,525
Long Beach Cmnty. College Participating VRDN Series Floaters XF 07 80, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,729	4,729
Long Beach Unified School District Participating VRDN:
Series 2017, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	23,865	23,865
Series Floaters XF 24 58, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN:
Series Floaters XF 27 74, 1.43% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,750	3,750
Series ROC II R 11773, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	23,265	23,265
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600	1,600
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,405	5,405
Series Floaters XM 04 27, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Series ROC II R 11842, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XF 07 32, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,520	7,520
Series Floaters XF 07 44, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,750	3,750
Series Floaters XF 25 54, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters XF 25 62, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,665	3,665
Series Floaters XL 00 96, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000	1,000
Series Floaters XM 03 79, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,370	5,370
Series MS 3345, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,060	3,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,710	5,710
Series Floaters XG 01 21, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,000	3,000
Series Floaters YX 10 85, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
Series Floaters ZM 04 68, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,415	7,415
Series MS 3397, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,200	1,200
Series ROC 14087, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	7,200	7,200
Los Angeles Hbr. Dept. Rev. Participating VRDN Series Floaters XF 07 61, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,875	1,875
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	8,000	8,000
Series Floaters XM 02 49, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,165	4,165
Series Floaters XM 02 50, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,300	6,300
Series Floaters YX 10 87, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,250	11,250
Series Floaters ZM 05 90, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,070	2,070
Series Floaters ZM 05 91, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,800	4,800
Series Floaters ZM 05 92, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400	2,400
Series Floaters ZM 06 01, 1.44% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,145	3,145
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	5,000	5,000
Participating VRDN:
Series 15 ZF0243, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,430	5,430
Series 16 ZF0313, 1.4% 6/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,935	4,935
Series 2015 ZF 0242, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,100	2,100
Series ROC II R 14059, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,400	6,400
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,138	2,138
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,315	6,315
Mount San Antonio Cmnty. College Participating VRDN Series Floaters XF 07 53, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,650	2,650
Ohlone Cmnty. College District Participating VRDN Series Floaters XM 07 39, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	11,800	11,800
Ontario Montclair School District Participating VRDN Series Floaters XF 28 05, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,275	3,275
Oxnard School District Participating VRDN Series Floaters G8, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Palmdale School District Participating VRDN Series Floaters XF 24 43, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,125	7,125
Palomar Cmnty. College District Participating VRDN:
Series Floaters XF 07 78, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,345	3,345
Series Floaters XF 25 65, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,885	2,885
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 27, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters ZF 27 44, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,905	6,905
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 27 52, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,200	6,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,775	1,775
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,100	1,100
Series Floaters YX 10 37, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,540	4,540
Series Floaters ZM 04 57, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,330	6,330
Series Floaters ZM 04 58, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,845	10,845
San Diego Cmnty. College District Participating VRDN:
Series Floaters XM 04 14, 1.47% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	305	305
Series XM 0149, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,300	2,300
Series XM 02 90, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,700	5,700
San Diego County Wtr. Auth. Rev. Participating VRDN Series Floaters ZF 03 57, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,805	3,805
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	25,265	25,265
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,300	2,300
Series Floaters XF 07 55, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,155	6,155
Series Floaters XF 27 80, 1.4% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,000	4,000
Series Floaters XM 05 64, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Series Floaters XM 07 27, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,425	2,425
Series Floaters ZF 27 09, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series RBC G 51, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
Series floaters XX 10 51, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,330	3,330
Series ZM 06 43, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,655	2,655
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 1.39% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	11,455	11,455
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,330	4,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 1.38% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,740	2,740
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,050	10,050
San Mateo Unified School District Participating VRDN Series Floaters XF 07 68, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,505	2,505
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.43% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	10,705	10,705
Santa Ana Unified School District Participating VRDN Series Floaters XL 01 06, 1.5% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,700	3,700
Santa Clara County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 46, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,985	2,985
Series ZM 06 40, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Santa Clara Unified School District Participating VRDN Series Floaters XG 02 33, 1.43% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,800	6,800
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series 15 XF2169, 1.39% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters ZF 06 30, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,000	5,000
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,145	3,145
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
South San Francisco Calif District Participating VRDN Series 2016, 2.12% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	13,360	13,360
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN:
Series Floaters G 92, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,250	3,250
Series Floaters XF 27 26, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,250	3,250
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,580	3,580
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2018 Floaters XX 10 92, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,225	2,225
Series Floaters YX 10 97, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,030	6,030
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,810	3,810
Series 15 ZF0178, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series 16 XL0001, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	15,375	15,375
Series 2015 ZF0186, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series 2015 ZF0187, 1.4% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,605	4,605
Series Floaters XF 05 24, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,150	6,150
Series Floaters XF 06 32, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,200	5,200
Series Floaters XM 04 34, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500	1,500
Series Floaters XM 07 04, 1.37% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	15,465	15,465
Series Floaters XM 07 33, 1.37% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)(e)	2,170	2,170
Series Floaters YX 10 98, 1.4% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,500	3,500
Series Floaters ZF 06 27, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,500	2,500
Series Floaters ZF 06 28, 1.42% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,500	2,500
Series Floaters ZF 26 70, 1.44% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	25,000	25,000
Series Spears DB 80 20, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,980	4,980
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	23,035	23,035
Yosemite Cmnty. College District Participating VRDN:
Series Floaters XF 07 72, 1.42% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,700	2,700
Series RBC G 50, 1.42% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,300	3,300
		1,443,692
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	3,135	3,135
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,700	2,700
Series Floaters 016, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,500	2,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700	1,700
		6,900
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	495	495
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,800	1,800
		2,295
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	5,605	5,605
		6,605
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,600	1,600
		3,090
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	310	310
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,400	2,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	800	800
		4,600
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600	600
Texas - 0.1%
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	600	600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	4,200	4,200
		4,800
TOTAL TENDER OPTION BOND
(Cost $1,476,027)		1,476,027

Other Municipal Security - 27.9%
Guam - 0.0%
Guam Govt. Bonds Series 2009 A, 7% 11/15/19 (Pre-Refunded to 11/15/19 @ 100)	1,275	1,307
California - 27.1%
Alameda County Joint Powers Auth. Lease Rev. Series 10A, 1.3% 7/18/19, LOC Fed. Home Ln. Bank, San Francisco, CP	11,200	11,200
California Econ. Recovery Bonds Series 2009 A, 5% 7/1/19	3,635	3,646
California Gen. Oblig.:
Series 2011 A2:
1.34% 8/6/19, LOC Royal Bank of Canada, CP	18,000	18,000
1.55% 6/4/19, LOC Royal Bank of Canada, CP	15,765	15,765
1.55% 6/5/19, LOC Royal Bank of Canada, CP	13,250	13,250
Series A1:
1.28% 8/28/19, LOC Wells Fargo Bank NA, CP	18,000	18,000
1.35% 7/18/19, LOC Wells Fargo Bank NA, CP	10,505	10,505
1.68% 6/20/19, LOC Wells Fargo Bank NA, CP	12,250	12,250
1.73% 6/12/19, LOC Wells Fargo Bank NA, CP	6,700	6,700
Series A4, 1.6% 6/27/19, LOC Toronto-Dominion Bank, CP	20,000	20,000
Series A6:
1.28% 8/5/19, LOC Bank of America NA, CP	15,000	15,000
1.35% 8/6/19, LOC Bank of America NA, CP	11,360	11,360
1.7% 6/3/19, LOC Bank of America NA, CP	36,765	36,765
1.8% 6/3/19, LOC Bank of America NA, CP	15,900	15,900
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 1.67%, tender 6/18/19 (a)	15,500	15,500
Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 12/27/19 (a)(f)	8,100	8,100
Series 2013 C, 5%, tender 10/15/19 (a)	3,085	3,124
California State Univ. Rev. Series A:
1.66% 6/5/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	12,515	12,515
1.7% 6/5/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	6,850	6,850
1.7% 6/5/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	7,585	7,585
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	30,290	30,290
Series 2010 B, SIFMA Municipal Swap Index + 0.000% 1.52%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	16,220	16,220
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2009:
6.625% 8/1/19 (Pre-Refunded to 8/1/19 @ 100)	3,000	3,026
6.75% 8/1/19 (Pre-Refunded to 8/1/19 @ 100)	2,000	2,017
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.54% 7/2/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	19,800	19,800
1.55% 6/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,425	7,425
1.55% 8/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,070	8,070
1.58% 6/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	11,095	11,095
1.6% 7/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,955	9,955
1.6% 7/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,460	7,460
1.69% 6/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,300	8,300
1.7% 6/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,010	10,010
Series A2:
1.5% 7/2/19 (Liquidity Facility Bank of America NA), CP	34,500	34,500
1.58% 8/5/19 (Liquidity Facility Bank of America NA), CP	9,800	9,800
1.6% 7/1/19 (Liquidity Facility Bank of America NA), CP	12,000	12,000
1.72% 6/4/19 (Liquidity Facility Bank of America NA), CP	45,500	45,500
Los Angeles Cmnty. College District Bonds Series I, 3% 8/1/19	2,300	2,306
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 1.65% 6/6/19, LOC Bank of The West San Francisco, CP	2,300	2,300
Series B, 1.55% 7/2/19, LOC U.S. Bank NA, Cincinnati, CP	15,000	15,000
Los Angeles County Gen. Oblig.:
Series C, 1.63% 6/26/19, LOC Wells Fargo Bank NA, CP	35,000	35,000
Series D, 1.55% 6/26/19, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
TRAN Series 2018, 4% 6/28/19	56,025	56,122
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds Series 2016 A, 5% 7/1/19	5,165	5,180
Series ATE, 1.82% 6/4/19, LOC Citibank NA, CP	10,566	10,566
Los Angeles Gen. Oblig. TRAN Series 2018, 4% 6/27/19	44,130	44,201
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2009 A2:
1.4% 6/3/19, LOC Bank of America NA, CP	5,000	5,000
1.41% 6/6/19, LOC Bank of America NA, CP	5,000	5,000
1.45% 6/19/19, LOC Bank of America NA, CP	4,300	4,300
1.9% 6/3/19, LOC Bank of America NA, CP	4,700	4,700
Series 2011 A3:
1.44% 6/6/19, LOC Bank of The West San Francisco, CP	20,400	20,400
1.47% 6/19/19, LOC Bank of The West San Francisco, CP	4,300	4,300
Series 2012 A1:
1.53% 6/3/19, LOC Wells Fargo Bank NA, CP	12,500	12,500
1.9% 6/3/19, LOC Wells Fargo Bank NA, CP	5,000	5,000
Series 2013 A4:
1.4% 6/3/19, LOC U.S. Bank NA, Cincinnati, CP	1,000	1,000
1.45% 6/19/19, LOC U.S. Bank NA, Cincinnati, CP	8,700	8,700
1.53% 6/3/19, LOC U.S. Bank NA, Cincinnati, CP	28,850	28,850
Series A1:
1.43% 6/6/19, LOC Wells Fargo Bank NA, CP	15,000	15,000
1.45% 6/19/19, LOC Wells Fargo Bank NA, CP	10,500	10,500
Riverside County Gen. Oblig. TRAN Series 2018, 4% 6/28/19	3,695	3,701
Sacramento Muni. Util. District Elec. Rev.:
Series K1:
1.58% 7/1/19, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
1.65% 7/19/19, LOC State Street Bank & Trust Co., Boston, CP	30,850	30,850
Series L-1, 1.32% 6/11/19, LOC Barclays Bank PLC, CP	10,000	10,000
Series L1, 1.75% 6/6/19, LOC Barclays Bank PLC, CP	3,700	3,700
Series M1:
1.25% 7/25/19, LOC Bank of America NA, CP	21,000	21,000
1.9% 6/5/19, LOC Bank of America NA, CP	4,600	4,600
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 1.71% 6/13/19, LOC Bank of America NA, CP	26,692	26,692
San Francisco City & Cnt Series A1:
1.68% 6/4/19, LOC Bank of America NA, CP	6,000	6,000
1.7% 6/4/19, LOC Bank of America NA, CP	2,658	2,658
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1:
1.65% 6/12/19, LOC Bank of America NA, CP	8,000	8,000
1.69% 7/30/19, LOC Sumitomo Mitsui Banking Corp., CP	62,278	62,278
San Jose Fin. Auth. Rev.:
Series 1, 1.72% 6/13/19, LOC State Street Bank & Trust Co., Boston, CP	2,217	2,217
Series 2, 1.72% 6/13/19, LOC U.S. Bank NA, Cincinnati, CP	2,218	2,218
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 1.42% 6/6/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,680	9,680
Santa Cruz Gen. Oblig. TRAN Series 2018, 4% 7/1/19	1,100	1,102
		1,020,604
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,220	7,220
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,395	7,395
		14,615
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	2,300	2,300
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.7% tender 6/24/19, CP mode	1,800	1,800
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 12/27/19 (a)(f)	200	200
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B:
1.79% tender 6/13/19, CP mode	7,500	7,500
1.84% tender 8/7/19, CP mode	600	600
		8,100
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	3,900	3,900
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,052,826)		1,052,826
	Shares (000s)	Value (000s)

Investment Company - 9.8%
Fidelity Tax-Free Cash Central Fund, 2.31% (g)(h)
(Cost $370,197)	370,165	370,197
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $3,745,335)		3,745,335
NET OTHER ASSETS (LIABILITIES) - 0.6%		21,895
NET ASSETS - 100%		$3,767,230

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,030,000 or 4.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,885,000 or 0.2% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400
California Health Facilities Fing. Auth. Rev. Bonds Series Floaters G 44, 1.57%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 1/16/19	$23,980
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/15/18 - 2/12/19	$3,135
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,700
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/25/19	$78,285
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 5/20/19	$4,200
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$5,605
Los Angeles Wastewtr. Sys. Rev. Bonds Series Floaters G 26, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$5,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$800
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$600
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	12/6/18	$23,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,410
Total	$1,410

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 29, 2019